UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: President & Chief Investment Officer
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		October 15, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 17
Form 13F Information Table Value Total: 100762


List of Other Included Managers:	NONE

                               FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2 COLUMN 3   COLUMNCOLUMN 5         COLUMN 6COLUMN 7COLUMN 8

                                          VALUE SHRS OR SH/ PUT/ INVESTME OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CUSIP      (x$100PRN AMT PRN CALL DISCRETIMANAGERS  SOLE  SHARED NONE
AEGON NV              COM      7924103      8270 1587407SH       SOLE             1587407
ALLIANCEBERNSTEIN HOLDCOM      01881G106    2167  140645SH       SOLE              140645
ALPHA NATURAL RESCOURCCOM      02076X102     810  123300SH       SOLE              123300
CANADIANSOLAR INC     COM      136635109    1339  480200SH       SOLE              480200
CHINA XINIYA FASHION LADR      16950W105    3949 3558314SH       SOLE             3558314
CHINA YUCHAI INTL LTD COM      G21082105   29471 2311517SH       SOLE             2311517
CHIQUITA BRANDS INTL ICOM      170032809   12618 1651634SH       SOLE             1651634
CORINTHIAN COLLEGES INCOM      218868107    2063  863500SH       SOLE              863500
GANNET CO INC         COM      364730101    4345  244800SH       SOLE              244800
NOKIA OYJ             ADR      654902204     845  328215SH       SOLE              328215
QIAO XING MOBILE COMM COM      G73031109     738 6151797SH       SOLE             6151797
QIAO XING UNIV RESOURCCOM      G7303A109     219 2435658SH       SOLE             2435658
SUNPOWER CORP COM     COM      867652406     562  124825SH       SOLE              124825
SUNTECH POWER HOLDINGSADR      86800C922    2231 2594963SH       SOLE             2594963
UTSTARCOM INC         COM      918076100   2098620375072SH       SOLE            20375072
YINGLI GREEN ENERGY HOCOM      98584B103    1014  596578SH       SOLE              596578
YUCHENG TECHNOLOGIES LCOM      G98777108    9135 2436136SH       SOLE             2436136
                                          100762

</SEC-DOCUMENT>